Accounts payable - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable [Line Items]
Accounts payable to Board Members	$ 909,274
Accounts payable to other related parties	183,000	$ 83,000
OISTE
Schedule of Accounts Payable [Line Items]
Accounts payable to other related parties	$ 182,803